Income taxes - (Benefit) Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
U.S. federal	$ (79,834)	$ 72,739	$ 49,404
U.S. state and local	6,896	6,383	10,427
Non U.S.	(1,826)	819	219
Total	(74,764)	79,941	60,050
Deferred:
U.S. federal	(66,667)	(915)	13,578
U.S. state and local	(5,698)	4,144	(1,834)
Non U.S.	836	(760)	(3,344)
Total	(71,529)	(2,469)	(8,400)
Income tax expense	$ (146,293)	$ 82,410	$ 68,450